Class K [Member] Expense Example - Class K - BlackRock Sustainable Advantage Global Equity Fund - Class K Shares	Oct. 31, 2024 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 67
Expense Example, with Redemption, 3 Years	454
Expense Example, with Redemption, 5 Years	1,105
Expense Example, with Redemption, 10 Years	$ 2,861